Other Assets Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations [line items]
Current portion of loan receivable (Note 20)	$ 0	$ 5
Consideration received	10
Financial liabilities	3,267	3,707
Non-current portion of non-current loans received	$ 37	33
TAMA Power [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Proportion of ownership interests held by non-controlling interests	17.00%
Interest rate	4.55%
Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	$ 3,204	3,638
Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member] | Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	3,181	3,708
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member] | Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	3,181	3,708
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member] | Long-term Debt1 [Member] | Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Financial liabilities	37	$ 38
Other assets | Loans and receivables
Disclosure of joint operations [line items]
Non-current portion of non-current loans received	$ 37